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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California 95131

(Address of principal executive offices) (Zip code)

Edward Banas, 2211 North First Street, San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31/2007

Date of reporting period: 12/31/2007

Item 1.	Reports to Stockholders.

Attached is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Shareholder Expenses (Unaudited)

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (7/1/07)	Ending Account Value (12/31/07)	Annualized Expense Ratio†	Expenses Paid During Period* (7/1/07 to 12/31/07)

PayPal Money Market Fund
Actual	$1,000.00	$1,025.10	0.35%	$1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments:
In Money Market Master Portfolio (“Master Portfolio”), at market value (Note 1)	$999,873,865

Total Assets	999,873,865

LIABILITIES
Payables:
Due to PayPal Asset Management, Inc. (Note 2)	218,576
Distribution to shareholders	3,545,895
Accrued trustees’ fees	3,976
Accrued expenses	600

Total Liabilities	3,769,047

NET ASSETS	$996,104,818

Net assets consist of:
Paid-in capital	$996,103,618
Undistributed net realized gain	1,200

NET ASSETS	$996,104,818

Shares outstanding	996,103,410

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$49,923,672
Expenses (a)	(656,711)

Net investment income allocated from Master Portfolio	49,266,961

FUND EXPENSES (Note 2)
Management fees	9,361,154
Trustees’ fees	15,798
Compliance fees	21,441
Insurance	11,922

Total fund expenses	9,410,315
Fees and expenses reimbursed by PPAM (Note 2)	(6,739,845)

Total net expenses	2,670,470

Net investment income	46,596,491

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO

Net realized gain	1,387

Net gain on investments	1,387

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,597,878

(a)	Net of investment advisory fee waivers by the Master Portfolio's investment adviser in the amount of $289,609

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$46,596,491	$32,570,117
Net realized gain	1,387	242

Net increase in net assets resulting from operations	46,597,878	32,570,359

Distributions to shareholders:
From net investment income	(46,607,471)	(32,570,189)

Total distributions to shareholders	(46,607,471)	(32,570,189)

Capital share transactions (Note 3):
Proceeds from shares sold	4,954,429,032	3,568,889,278
Net asset value of shares issued in reinvestment of dividends and distributions	46,623,195	30,561,304
Cost of shares redeemed	(4,841,263,842)	(3,226,272,144)

Net increase in net assets resulting from capital share transactions	159,788,385	373,178,438

Increase in net assets	159,778,792	373,178,608
NET ASSETS:
Beginning of year	836,326,026	463,147,418

End of year	$996,104,818	$836,326,026

Undistributed net investment income included in net assets at end of year	$—	$10,730

SHARES ISSUED AND REDEEMED:
Shares sold	4,954,429,032	3,568,889,278
Shares issued in reinvestment of dividends and distributions	46,623,195	30,561,304
Shares redeemed	(4,841,263,842)	(3,226,272,144)

Net increase in shares outstanding	159,788,385	373,178,438

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2007	Year ended Dec. 31, 2006	Year ended Dec. 31, 2005	Year ended Dec. 31, 2004		Year ended Dec. 31, 2003
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Income from investment operations:
Net investment income	0.05	0.05	0.03	0.01		0.01
Net realized and unrealized gain	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	0.00	(a)

Total from investment operations	0.05	0.05	0.03	0.01		0.01

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Total distributions	(0.05)	(0.05)	(0.03)	(0.01)		(0.01)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total return	5.10%	4.88%	3.27%	1.37%		1.16%

Ratios/Supplemental data:
Net assets, end of year (000s)	$996,105	$836,326	$463,147	$221,052		$200,872
Ratio of expenses to average net assets (b)	0.36%	0.33%	0.08%	0.08%		0.11%
Ratio of expenses to average net assets prior to waived fees (b)	1.11%	1.11%	1.22%	1.93%		1.91%
Ratio of net investment income to average net assets (b)	4.98%	4.81%	3.34%	1.37%		1.14%
Ratio of net investment income (loss) to average net assets prior to waived fees (b)	4.23%	4.03%	2.20%	(0.48	) %	(0.66	) %

(a)	Rounds to less than $0.01 or 0.01%.
(b)	These ratios include the Fund's share of net expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”) is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (3.17% as of December 31, 2007). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2007.

As of December 31, 2007, the component of Distributable Earnings on a tax basis was Undistributed Ordinary Income in the amount of $1,200.

The tax character of distributions paid during 2007 and 2006 for the Fund was as follows: ordinary income of $46,607,471 and $32,570,189 for the Money Market Fund, respectively.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM” or “Adviser”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets. Under an investment advisory agreement (“Advisory Agreement”) between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the Independent Trustees, within the meaning of the 1940 Act, (and their legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors (“BGFA”), the investment adviser to the Master Portfolio. Pursuant to a contractual expense limitation, which is in effect through April 30, 2009, BGFA has agreed to reduce its fee to 0.07%. There can be no assurance that BGFA will extend the expense limitation beyond such time.

PPAM and Barclays Global Investors N.A. (“BGI”), the parent company of BGFA, have entered into a sub-administration agreement, pursuant to which BGI provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, PPAM pays BGI a fee equal to 0.03% of the average daily net assets of the Fund.

PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees and expenses of the Independent Trustees (and their independent legal counsel, if any), the compensation of the Chief Compliance Officer (and certain fees and expenses of legal counsel relating to the Fund’s Compliance Program, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.35%. With the prior approval of the Board of Trustees, PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $6,739,845 or 0.72% of the Fund’s average daily net assets for the year ended December 31, 2007.

PPAM also serves as the Fund’s transfer agent and dividend distribution agent and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

State Street Bank and Trust Company (“Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2007, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

4. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

PayPal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2006 through June 30, 2007. The Fund filed a Form N-PX, for the twelve months ended June 30, 2007, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

QUARTERLY FILING REQUIREMENT (Unaudited)

As the Fund invests substantially all of its assets in a series of the Master Portfolio, the Fund files the Master Portfolio’s complete Schedule of Portfolio Holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which when filed, will be available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PayPal Money Market Fund

Management of the Fund (Unaudited)

Disinterested Trustees1

Name, (Year of Birth) and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
Kevin T. Hamilton, (1961) Rice Hall James & Associates 600 W. Broadway Suite 1000 San Diego, CA 92101	Trustee and Chairman	Since 1999 and 2004, respectively	One	President, Rice Hall James & Associates (investment advisor) (2002 – present).

Richard D. Kernan, (1945) Acacia Pacific Holdings, Inc. 50 California Street San Francisco, CA 94111	Trustee[2]	2002 - present	One	Chief Financial Officer, Acacia Pacific Holdings, Inc. (private insurance services company) (2003-2007); Associate, Sinclair Ventures, LLC (private investment firm) (2001-2003).

[1]	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
[2]	Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

Interested Trustees1

Name, (Year of Birth) and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
John T. Story,[2] (1940) PayPal, Inc. 2211 North First Street San Jose, CA 95131	Trustee	Since 1999	One	Director of Finance, PayPal, Inc. (2003-present); Executive Vice President, PayPal, Inc. (1999-2003).

[1]	Interested Trustees are those Trustees who are “interested persons” of the Trust as defined in the 1940 Act.
[2]	Mr. Story is deemed to be an “interested” Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund’s investment adviser.

Principal Officers

Name, Year of Birth and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held
John T. Story, (1940) PayPal, Inc. 2211 North First Street San Jose, CA 95131	President	Since 2000	See Interested Trustee table.

Edward Banas, (1953) PayPal, Inc. 2211 North First Street San Jose, CA 95131	Treasurer and Chief Financial Officer	Since 2006	Director and President, PayPal Asset Management, Inc. (2006-present); Treasurer, PayPal, Inc. (2005-present); Treasurer of Trading, Williams Company (2002-2005).

John Muller, (1961) PayPal, Inc. 2211 North First Street San Jose, CA 95131	Secretary and Interim Chief Compliance Officer	Since 2001 and 2006, respectively	General Counsel, PayPal, Inc. and PayPal Asset Management, Inc. (2000-present); Director, PayPal Asset Management, Inc. (2001-present).

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security			Face Amount	Value
CERTIFICATES OF DEPOSIT—7.64%
Banco Bilbao Vizcaya Argentaria SA
5.36%, 01/10/08			$150,000,000	$150,000,183
Credit Suisse First Boston NY
4.93%, 10/09/08			275,000,000	275,000,000
HBOS Treasury Services PLC
5.26%, 05/14/08			90,000,000	90,000,000
5.27%, 02/04/08			50,000,000	50,000,000
5.29%, 01/22/08			150,000,000	150,000,000
Royal Bank of Canada
4.79%, 06/30/08			275,000,000	274,767,464
Royal Bank of Scotland NY
5.17%, 07/03/08			70,000,000	69,944,021
Skandinaviska Enskilda Banken AB
4.80%, 04/24/08			65,000,000	65,000,000
Societe Generale NY
4.51%, 11/21/08			75,000,000	75,006,475
4.80%, 03/28/08			40,000,000	39,993,330
5.27%, 05/14/08			65,000,000	65,000,000
Toronto-Dominion Bank (The)
5.10%, 03/31/08			500,000,000	500,012,179
UBS AG/Stamford Branch
5.09%, 03/27/08			400,000,000	400,000,000
UniCredito Italiano NY
4.81%, 05/02/08			200,000,000	200,006,618

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,404,730,270)				2,404,730,270

Security			Face Amount	Value
COMMERCIAL PAPER—28.79%
Amstel Funding Corp.
5.75%, 01/23/08	(a	)	300,000,000	298,945,834
Amsterdam Funding Corp.
4.25%, 01/02/08	(a	)	222,515,000	222,488,731
4.95%, 02/14/08	(a	)	150,000,000	149,092,500
Atlantic Asset Securitization Corp.
4.92%, 02/12/08	(a	)	102,717,000	102,127,404
4.92%, 02/13/08	(a	)	61,048,000	60,689,241
5.20%, 03/20/08	(a	)	200,000,000	197,717,778
5.90%, 01/15/08	(a	)	100,000,000	99,770,555
5.90%, 01/17/08	(a	)	250,000,000	249,344,444
Bank of Ireland
4.65%, 04/25/08			35,000,000	34,480,104
Barton Capital Corp.
4.85%, 02/04/08	(a	)	100,000,000	99,541,945
4.95%, 02/01/08	(a	)	150,000,000	149,360,625
CAFCO LLC
4.67%, 05/12/08	(a	)	175,000,000	172,006,625
4.86%, 02/08/08	(a	)	100,000,000	99,487,000
4.90%, 02/22/08	(a	)	200,000,000	198,584,445
5.45%, 02/19/08	(a	)	150,000,000	148,887,291
Cancara Asset Securitisation Ltd.
4.78%, 02/19/08	(a	)	100,000,000	99,349,389
4.90%, 02/15/08	(a	)	100,000,000	99,387,500
5.03%, 01/28/08	(a	)	100,000,000	99,622,750
5.10%, 02/21/08	(a	)	150,000,000	148,916,249

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2007

Security			Face Amount	Value
5.15%, 03/13/08	(a	)	114,000,000	112,825,800
5.16%, 01/15/08	(a	)	300,000,000	299,398,000
Chariot Funding LLC
4.25%, 01/02/08	(a	)	51,013,000	51,006,978
5.10%, 03/17/08	(a	)	212,771,000	210,480,165
5.75%, 01/16/08	(a	)	256,304,000	255,689,938
Charta LLC
4.95%, 02/15/08	(a	)	175,000,000	173,917,187
5.45%, 02/14/08	(a	)	200,000,000	198,667,777
5.82%, 01/25/08	(a	)	140,000,000	139,456,800
Concord Minutemen Capital Co. LLC
5.20%, 01/14/08	(a	)	77,773,000	77,626,960
CRC Funding LLC
4.67%, 05/12/08	(a	)	125,000,000	122,861,875
4.86%, 02/08/08	(a	)	150,000,000	149,230,500
4.90%, 02/22/08	(a	)	175,000,000	173,761,389
5.45%, 02/14/08	(a	)	150,000,000	149,000,833
Edison Asset Securitization LLC
4.66%, 06/17/08	(a	)	200,000,000	195,650,667
Falcon Asset Securitization Co. LLC
4.25%, 01/02/08	(a	)	40,000,000	39,995,278
5.45%, 02/20/08	(a	)	57,000,000	56,568,542
General Electric Capital Corp.
4.39%, 08/25/08			140,000,000	135,953,883
General Electric Capital Services Inc.
4.39%, 08/25/08			140,000,000	135,953,883
Grampian Funding LLC
4.85%, 02/07/08	(a	)	150,000,000	149,252,292
5.03%, 01/28/08	(a	)	150,000,000	149,434,125
Jupiter Securitization Corp.
4.80%, 01/11/08	(a	)	50,000,000	49,933,333
Lexington Parker Capital Co. LLC
5.12%, 02/22/08	(a	)	156,121,000	154,966,399
Morgan Stanley
4.69%, 05/05/08			85,000,000	83,615,799
4.71%, 04/28/08			120,000,000	118,147,400
Nationwide Building Society
5.20%, 01/16/08			125,000,000	124,728,906
Nordea North America Inc.
4.74%, 06/23/08			250,000,000	244,272,500
Park Avenue Receivables Corp.
5.75%, 01/15/08	(a	)	250,000,000	249,440,973
Ranger Funding Co. LLC
4.80%, 01/28/08	(a	)	100,000,000	99,640,000
4.93%, 02/15/08	(a	)	162,513,000	161,511,513
5.45%, 03/14/08	(a	)	175,000,000	173,067,781
Sedna Finance Inc.
5.51%, 02/01/08	(a	) (d)	18,500,000	18,412,222
Sigma Finance Inc.
5.09%, 02/12/08	(a	) (d)	100,000,000	99,406,750
5.10%, 01/10/08	(a	) (d)	150,000,000	149,808,938
Societe Generale North America Inc.
4.78%, 02/01/08			150,000,000	149,382,584
5.20%, 01/14/08			25,000,000	24,953,055
Tango Finance Corp.
5.21%, 01/15/08	(a	) (d)	54,000,000	53,890,695
Thames Asset Global Securitization No. 1 Inc.
5.75%, 01/17/08	(a	)	316,748,000	315,938,533

MONEY MARKET MASTER PORTFOLIO

Schedule of Investment

December 31, 2007

Security			Face Amount	Value
Tulip Funding Corp.
4.85%, 02/06/08	(a	)	200,000,000	199,030,000
4.92%, 02/12/08	(a	)	200,000,000	198,852,000
UBS Finance Delaware LLC
4.95%, 03/25/08			25,000,000	24,711,250
5.25%, 03/17/08			275,000,000	271,954,986
Westpac Securities NZ Ltd.
5.20%, 01/09/08	(a	)	100,000,000	99,884,333
Windmill Funding Corp.
4.25%, 01/02/08	(a	)	47,000,000	46,994,451
Yorktown Capital LLC
5.45%, 03/14/08	(a	)	250,000,000	247,239,688

TOTAL COMMERCIAL PAPER
(Cost: $9,066,317,371)				9,066,317,371

Security			Face Amount	Value
MEDIUM-TERM NOTES—4.06%
Asscher Finance Corp.
5.42%, 06/25/08	(a	) (d)	100,000,000	100,000,000
Cullinan Finance Corp.
5.31%, 05/27/08	(a	) (d)	100,000,000	99,998,004
5.40%, 02/05/08	(a	) (d)	25,000,000	25,000,000
Dorada Finance Inc.
5.32%, 05/29/08	(a	) (d)	115,000,000	114,997,652
General Electric Capital Corp.
4.92%, 01/24/08			60,000,000	60,002,463
Goldman Sachs Group Inc. (The)
5.36%, 04/16/08	(b	)	100,000,000	100,000,000
5.46%, 06/09/08	(b	)	250,000,000	250,000,000
K2 USA LLC
5.42%, 06/16/08	(a	) (d)	130,000,000	130,000,000
Monumental Global Funding III
5.21%, 08/29/08	(a	)	150,000,000	150,000,000
Sedna Finance Inc.
5.33%, 02/29/08	(a	) (d)	100,000,000	100,000,000
Zela Finance Inc.
5.41%, 06/25/08	(a	) (d)	150,000,000	149,992,786

TOTAL MEDIUM-TERM NOTES
(Cost: $1,279,990,905)				1,279,990,905

Security			Face Amount	Value
REPURCHASE AGREEMENTS—28.06%
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,460,000, 5.00%, 7/1/35).			23,000,000	23,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $300,075,000 (collateralized by U.S. government obligations, value $306,000,000, 5.00% to 6.00%, 3/1/34 to 5/1/35).			300,000,000	300,000,000
Banc of America Securities LLC Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $40,010,000 (collateralized by U.S. government obligations, value $40,800,000, 5.00%, 8/1/33).			40,000,000	40,000,000
Banc of America Securities LLC Tri-Party 4.57%, dated 12/31/07, due 1/2/08, maturity value $194,049,254 (collateralized by non-U.S. government debt securities, value $199,820,001, 4.50% to 8.00%, 1/15/09 to 11/15/27).			194,000,000	194,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investment

December 31, 2007

Security	Face Amount	Value
Bank of America N.A. Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $468,117,000 (collateralized by U.S. government obligations, value $477,360,000, 5.00%, 6/1/35).	468,000,000	468,000,000
Bank of America N.A. Tri-Party 4.67%, dated 12/31/07, due 1/2/08, maturity value $465,120,642 (collateralized by non-U.S. government debt securities, value $511,500,001, 0.00% to 10.00%, 2/23/36).	465,000,000	465,000,000
Bank of America N.A. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $485,126,639 (collateralized by non-U.S. government debt securities, value $533,500,001, 0.00% to 10.00%, 2/23/36).	485,000,000	485,000,000
Bear Stearns Companies Inc. (The) Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by U.S. government obligations, value $408,003,441, 4.50% to 8.25%, 7/1/08 to 1/1/38).	400,000,000	400,000,000
Citigroup Global Financial Products Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $20,005,222 (collateralized by non-U.S. government debt securities, value $22,565,871, 0.00% to 10.00%, 2/9/17 to 12/4/37).	20,000,000	20,000,000
Citigroup Global Markets Holdings Inc. Tri-Party 4.62%, dated 12/31/07, due 1/2/08, maturity value $550,141,167 (collateralized by non-U.S. government debt securities, value $577,500,000, 4.64% to 7.63%, 10/1/10 to 12/10/49).	550,000,000	550,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $200,050,000 (collateralized by U.S. government obligations, value $204,004,656, 3.38% to 7.00%, 4/15/08 to 7/15/32).	200,000,000	200,000,000
Credit Suisse First Boston Tri-Party 4.50%, dated 12/31/07, due 1/2/08, maturity value $23,005,750 (collateralized by U.S. government obligations, value $23,462,899, 4.37% to 6.61%, 2/1/31 to 12/1/37).	23,000,000	23,000,000
Credit Suisse First Boston Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $500,129,167 (collateralized by non-U.S. government debt securities, value $515,003,643, 4.40% to 9.82%, 3/1/08 to 6/15/37).	500,000,000	500,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $24,006,333 (collateralized by U.S. government obligations, value $24,720,001, 0.00% to 5.62%, 7/25/32 to 8/25/37).	24,000,000	24,000,000
Goldman Sachs & Co. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,000,000, 0.00% to 10.00%, 12/15/16 to 5/15/37).	300,000,000	300,000,000
Goldman Sachs Group Inc. (The) Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $312,186,414 (collateralized by non-U.S. government debt securities, value $327,712,351, 4.87% to 6.50%, 4/25/21 to 9/25/46).	312,107,000	312,107,000
Goldman Sachs Group Inc. (The) Tri-Party 4.68%, dated 12/31/07, due 1/2/08, maturity value $630,163,800 (collateralized by non-U.S. government debt securities, value $661,500,001, 0.00% to 10.00%, 8/15/11 to 12/10/49).	630,000,000	630,000,000
Greenwich Capital Markets Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $400,104,444 (collateralized by non-U.S. government debt securities, value $441,053,661, 0.00% to 10.27%, 2/1/08 to 8/18/38).	400,000,000	400,000,000
HSBC Securities Inc. Tri-Party 4.58%, dated 12/31/07, due 1/2/08, maturity value $100,025,444 (collateralized by non-U.S. government debt securities, value $105,002,466, 0.01% to 6.47%, 5/16/11 to 6/15/27).	100,000,000	100,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $105,026,833 (collateralized by non-U.S. government debt securities, value $107,101,629, 0.00%, 3/7/08 to 4/2/08).	105,000,000	105,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $200,051,111 (collateralized by non-U.S. government debt securities, value $210,000,959, 1.82% to 8.33%, 12/15/18 to 2/15/51).	200,000,000	200,000,000
JP Morgan Securities Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $300,076,667 (collateralized by non-U.S. government debt securities, value $315,001,836, 0.03% to 7.32%, 12/15/10 to 2/15/51).	300,000,000	300,000,000
JP Morgan Securities Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $350,090,417 (collateralized by non-U.S. government debt securities, value $367,502,763, 1.63% to 10.25%, 2/1/08 to 7/15/37).	350,000,000	350,000,000
JP Morgan Securities Inc. Tri-Party 4.75%, dated 12/31/07, due 1/2/08, maturity value $300,079,167 (collateralized by U.S. government obligations, value $309,003,784, 2.21% to 10.62%, 10/16/17 to 3/25/47).	300,000,000	300,000,000
Lehman Brothers Holdings Inc. Tri-Party 4.60%, dated 12/31/07, due 1/2/08, maturity value $180,046,000 (collateralized by non-U.S. government debt securities, value $189,000,320, 0.00% to 7.93%, 11/16/09 to 9/25/47).	180,000,000	180,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investment

December 31, 2007

Security			Face Amount	Value
Lehman Brothers Holdings Inc. Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $28,148,270 (collateralized by U.S. government obligations, value $28,705,239, 3.95% to 8.31%, 1/1/11 to 4/1/47).			28,141,000	28,141,000
Lehman Brothers Holdings Inc. Tri-Party 5.00%, dated 12/31/07, due 1/4/08, maturity value $285,158,333 (collateralized by non-U.S. government debt securities, value $299,250,851, 0.00% to 7.87%, 9/25/47 to 11/17/13).			285,000,000	285,000,000
Merrill Lynch & Co. Inc. Tri-Party 4.70%, dated 12/31/07, due 1/2/08, maturity value $309,246,727 (collateralized by non-U.S. government debt securities, value $318,445,440, 0.00% to 8.63%, 3/12/08 to 12/16/36).			309,166,000	309,166,000
Merrill Lynch & Co. Inc. Tri-Party 5.35%, dated 12/31/07, due 1/18/08, maturity value $426,136,875 (collateralized by non-U.S. government debt securities, value $437,751,188, 4.50% to 8.75%, 4/15/09 to 7/15/29).	(b	)	425,000,000	425,000,000
Morgan Stanley Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $200,051,667 (collateralized by non-U.S. government debt securities, value $210,024,813, 4.70% to 7.30%, 12/15/14 to 6/11/49).			200,000,000	200,000,000
Morgan Stanley Tri-Party 4.70%, dated 12/31/07, due 1/5/09, maturity value $335,499,556 (collateralized by non-U.S. government debt securities, value $374,601,106, 0.00% to 10.00%, 1/1/08 to 12/31/38).	(b	)	320,000,000	320,000,000
Wachovia Capital Tri-Party 4.65%, dated 12/31/07, due 1/2/08, maturity value $400,103,333 (collateralized by non-U.S. government debt securities, value $420,000,001, 0.00% to 10.00%, 11/18/08 to 2/15/51).			400,000,000	400,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $8,836,414,000)				8,836,414,000

Security			Face Amount	Value
TIME DEPOSITS—6.34%
Bank of Montreal
0.25%, 01/02/08			200,000,000	200,000,000
Danske Bank
4.75%, 01/02/08			300,000,000	300,000,000
Deutsche Bank AG
0.25%, 01/02/08			300,000,000	300,000,000
ING Bank
4.56%, 01/02/08			288,000,000	288,000,000
Regions Bank
4.00%, 01/02/08			350,000,000	350,000,000
U.S. Bank N.A.
0.75%, 01/02/08			205,998,000	205,998,000
Wells Fargo Bank N.A.
0.25%, 01/02/08			3,754,000	3,754,000
4.00%, 01/02/08			350,000,000	350,000,000

TOTAL TIME DEPOSITS
(Cost: $1,997,752,000)				1,997,752,000

Security			Face Amount	Value
VARIABLE & FLOATING RATE NOTES—24.81%
AIG Matched Funding Corp.
4.93%, 06/20/08	(a	)	20,000,000	19,999,903
Aire Valley Mortgages PLC Series 2007-1A Class 1A1
4.94%, 04/21/08	(a	)	75,000,000	75,000,000
Allstate Life Global Funding II
4.90%, 10/27/08	(a	)	140,000,000	140,020,433
5.09%, 11/14/08	(a	)	65,000,000	65,020,200
5.12%, 11/15/08	(a	)	80,000,000	80,037,230
5.31%, 11/07/08	(a	)	82,000,000	82,017,973
Allstate Life Global Funding Trusts
4.90%, 09/26/08			64,500,000	64,408,933

MONEY MARKET MASTER PORTFOLIO

Schedule of Investment

December 31, 2007

Security			Face Amount	Value
5.24%, 09/04/08			125,000,000	124,925,513
American Express Bank
5.04%, 05/16/08			247,500,000	247,527,230
American Express Credit Corp.
4.95%, 10/17/08			5,000,000	4,986,818
5.35%, 03/05/08			30,000,000	30,006,097
ANZ National (International) Ltd. London Branch
5.26%, 09/05/08	(a	)	75,000,000	75,000,000
ASIF Global Financing
4.93%, 10/22/08	(a	)	75,000,000	74,998,413
Australia & New Zealand Banking Group Ltd.
4.92%, 10/22/08	(a	)	100,000,000	100,011,503
Bank of Ireland
4.86%, 09/12/08	(a	)	65,000,000	65,000,000
4.96%, 08/18/08	(a	)	70,000,000	70,000,159
4.96%, 09/19/08	(a	)	145,000,000	145,002,813
Bank of Scotland PLC
5.23%, 10/08/08	(a	)	91,700,000	91,482,645
BMW US Capital LLC
5.05%, 11/14/08	(a	)	200,000,000	200,040,664
5.25%, 09/04/08	(a	)	30,000,000	30,000,749
BNP Paribas
4.80%, 05/28/08			40,000,000	39,965,556
4.90%, 05/19/08	(a	)	185,000,000	184,998,527
Commodore CDO Ltd. 2003-2A Class A1MM
5.21%, 06/12/08	(a	)	28,627,589	28,627,589
Commonwealth Bank of Australia
4.92%, 09/23/08	(a	)	50,000,000	50,007,733
Credit Agricole SA
5.14%, 08/26/08	(a	)	100,000,000	99,994,757
Cullinan Finance Corp.
5.01%, 01/15/08	(a	) (d)	75,000,000	74,999,715
DEPFA Bank PLC
5.05%, 07/15/08			200,000,000	200,023,298
Dexia Credit SA NY
4.80%, 09/29/08			17,100,000	17,056,802
Fifth Third Bancorp
4.91%, 08/22/08	(a	)	200,000,000	200,019,394
Florida Heart Group PA/Florida Heart Group Holdings
5.11%, 01/01/08			8,430,000	8,430,000
Granite Master Issuer PLC Series 2005-3 Class A
4.95%, 08/20/08	(a	)	375,000,000	375,000,000
Guiding Light Church
5.11%, 01/01/08			10,400,000	10,400,000
Hartford Life Global Funding Trust
5.07%, 11/15/08			100,000,000	100,023,290
HBOS Treasury Services PLC
4.95%, 06/24/08	(a	)	150,000,000	150,033,051
ING USA Annuity & Life Insurance Co.
5.33%, 01/10/08	(b	)	30,000,000	30,000,000
Jordan Brick Co. Inc.
5.11%, 01/02/08			46,000,000	46,000,000
JP Morgan Securities Inc.
4.59%, 01/28/08	(b	)	300,000,000	300,000,000
JPMorgan Chase & Co.
5.22%, 09/02/08			150,000,000	150,000,309
Kommunalkredit Austria AG
5.25%, 08/08/08	(a	)	40,000,000	40,000,000

MONEY MARKET MASTER PORTFOLIO

Schedule of Investment

December 31, 2007

Security			Face Amount	Value
Lakeline Austin Development Ltd.
5.11%, 01/02/08			11,000,000	11,000,000
Leafs LLC
4.95%, 01/22/08	(a	)	94,955,925	94,955,925
4.95%, 02/20/08	(a	)	48,639,783	48,639,783
Lloyds TSB Group PLC
5.11%, 10/06/08	(a	)	15,000,000	14,980,290
5.22%, 09/06/08	(a	)	54,400,000	54,316,477
Lothian Mortgages Master Issuer PLC Series 2006-1A Class A1
4.88%, 04/24/08	(a	)	90,707,805	90,695,641
Marshall & Ilsley Bank
5.06%, 09/12/08			115,000,000	115,005,639
MetLife Insurance Co. of Connecticut
4.99%, 08/18/08	(b	)	50,000,000	50,000,000
Metropolitan Life Global Funding I
4.89%, 08/21/08	(a	)	75,000,000	75,000,000
5.13%, 09/12/08	(a	)	40,000,000	40,026,119
5.28%, 12/05/08	(a	)	150,000,000	150,042,375
Metropolitan Life Insurance Co.
5.29%, 07/18/08	(b	)	25,000,000	25,000,000
Metropolitan Life Insurance Funding
4.96%, 02/01/08	(b	)	50,000,000	50,000,000
Natexis Banques Populaires
5.05%, 09/12/08			125,000,000	125,009,035
National Australia Bank Ltd.
5.23%, 10/01/08	(a	)	37,500,000	37,459,383
National City Bank (Ohio)
4.70%, 08/13/08			150,000,000	150,000,000
Nationwide Building Society
4.92%, 07/27/08	(a	)	315,000,000	315,097,142
5.30%, 10/06/08	(a	)	165,000,000	165,056,324
Natixis SA
4.90%, 09/08/08	(a	)	100,000,000	100,003,008
Newcastle CDO Ltd. Series 2005-6A Class IM1
4.92%, 04/24/08	(a	)	35,250,000	35,244,599
Newcastle CDO Ltd. Series 2005-6A Class IM2
4.92%, 01/24/08	(a	)	65,000,000	64,998,843
Nordea Bank AB
5.26%, 09/10/08	(a	)	225,000,000	225,024,688
Northern Rock PLC
5.29%, 08/01/08	(a	)	190,000,000	190,046,613
Paragon Mortgages PLC Series 15A Class A1
5.03%, 07/15/08	(a	)	177,551,028	177,551,028
Pricoa Global Funding I
4.87%, 08/27/08	(a	)	200,000,000	200,001,278
5.16%, 01/25/08	(a	)	20,000,000	20,000,763
5.21%, 09/12/08	(a	)	10,000,000	9,991,783
Royal Bank of Canada
5.22%, 09/05/08	(a	)	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB
5.02%, 09/17/08			150,000,000	150,010,350
Societe Generale
5.23%, 08/29/08	(a	)	30,000,000	30,000,000
Trap Rock Industries Inc.
5.11%, 01/02/08			18,350,000	18,350,000
Trinitas Hospital
5.11%, 01/02/08			14,675,000	14,675,000
Union Hamilton Special Funding LLC

MONEY MARKET MASTER PORTFOLIO

Schedule of Investment

December 31, 2007

Security			Face Amount	Value
5.14%, 03/28/08	(a	)	150,000,000	150,000,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class A4M
5.03%, 07/17/08	(a	)	54,273,000	54,273,000
Wachovia Bank Commercial Mortgage Trust Series 2007-C32 Class AMM
5.05%, 07/17/08	(a	)	187,623,000	187,623,000
Wells Fargo & Co.
5.11%, 10/14/08			50,000,000	50,015,236
Westpac Banking Corp.
4.89%, 08/14/08	(a	)	100,000,000	100,000,000
5.20%, 10/10/08			70,000,000	70,000,000
White Pine Finance LLC
4.86%, 05/19/08	(a	) (c) (d)	37,000,000	36,996,565
4.93%, 06/20/08	(a	) (c) (d)	75,000,000	74,995,701
5.20%, 06/02/08	(a	) (c) (d)	70,000,000	69,994,164
World Savings Bank FSB
4.98%, 06/20/08			80,000,000	80,044,611

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $7,813,191,660)				7,813,191,660

TOTAL INVESTMENTS IN SECURITIES—99.70%
(Cost: $31,398,396,206)				31,398,396,206

Other Assets, Less Liabilities—0.30%				94,007,572

NET ASSETS—100.00%				$31,492,403,778

(a)	This security may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	The investment adviser has determined that this security is "illiquid," in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(c)	See Note 5.
(d)	Security issued by a Structured Investment Vehicle.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2007

Asset Type	Value	% of Net Assets
Commercial Paper	$9,066,317,371	28.79%
Repurchase Agreements	8,836,414,000	28.06
Variable & Floating Rate Notes	7,813,191,660	24.81
Certificates of Deposit	2,404,730,270	7.64
Time Deposits	1,997,752,000	6.34
Medium-Term Notes	1,279,990,905	4.06
Other Net Assets	94,007,572	0.30

TOTAL	$31,492,403,778	100.00%

This table is not part of the financial statements.

Money Market Master Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2007

ASSETS
Investments in securities of unaffiliated issuers, at amortized cost which approximates value (Note 1)	$22,561,982,206
Repurchase agreements, at value and cost (Note 1)	8,836,414,000

Total investments	31,398,396,206
Cash	667
Receivables:
Interest	95,743,213

Total Assets	31,494,140,086

LIABILITIES
Payables:
Investment advisory fees (Note 2)	1,670,373
Accrued expenses:
Professional fees (Note 2)	65,935

Total Liabilities	1,736,308

NET ASSETS	$31,492,403,778

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2007

NET INVESTMENT INCOME
Interest from unaffiliated issuers	$1,097,441,501

Total investment income	1,097,441,501

EXPENSES (Note 2)
Investment advisory fees	20,689,958
Professional fees	81,695
Independent trustees' fees	86,979

Total expenses	20,858,632
Less expense reductions (Note 2)	(6,375,529)

Net expenses	14,483,103

Net investment income	1,082,958,398

REALIZED GAIN (LOSS)
Net realized loss from sale of investments in unaffiliated issuers	(523,525)
Payment from affiliate (Note 2)	566,073

Net realized gain	42,548

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,083,000,946

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2007	For the year ended December 31, 2006
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income	$1,082,958,398	$326,145,594
Net realized gain	42,548	1,615

Net increase in net assets resulting from operations	1,083,000,946	326,147,209

Interestholder transactions:
Contributions	66,603,193,729	38,273,990,665
Withdrawals	(43,118,755,786)	(37,977,755,985)

Net increase in net assets resulting from interestholder transactions	23,484,437,943	296,234,680

Increase in net assets	24,567,438,889	622,381,889
NET ASSETS:
Beginning of year	6,924,964,889	6,302,583,000

End of year	$31,492,403,778	$6,924,964,889

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of December 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Pursuant to MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value. At such intervals as the Board of Trustees (the “Board”) may deem appropriate, a review of the deviation of the Master Portfolio’s net asset value calculated by using available market quotations (or an appropriate substitute which reflects current market conditions) and the $1.00 per share based on amortized cost will be performed. If the Board determines that the extent of any deviation from the Master Portfolio’s amortized cost price will result in material dilution or other unfair results to investors or existing interestholders, it will take such action as it deems appropriate.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gains (if any). However, each interestholder in the Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2007, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial reporting purposes.

The Master Portfolio adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of December 31, 2007, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Master Portfolio’s financial statements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual investment advisory fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. BGFA has contractually agreed to waive a portion of its advisory fees through April 30, 2009. After giving effect to such contractual waiver, the advisory fees will be 0.07%. From time to time, BGFA may waive an additional portion of its advisory fees. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (the “independent expenses”) are paid directly by the Master Portfolio. BGFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BGFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses.

For the year ended December 31, 2007, BGFA waived and/or credited investment advisory fees in the amount of $6,375,529 for the Master Portfolio.

State Street Bank and Trust Company (“State Street”) serves as the custodian and sub-administrator of the Master Portfolio. State Street will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolio’s custodian, financial printer, legal counsel and independent registered public accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

On August 16, 2007 and August 30, 2007, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $249,963,125 and $94,247,448, respectively, prices in excess of the securities’ then current fair value. The excess of the purchase price over fair value is disclosed in the Statement of Operations as a payment from affiliate.

Certain officers and trustees of MIP are also officers of BGI and/or BGFA. As of December 31, 2007, these officers of BGI and/or BGFA collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Master Portfolio’s financial statements.

4. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2007	Year Ended December 31, 2006	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003
Ratio of expenses to average net assets	0.07%	0.08%	0.05%	0.05%	0.10%
Ratio of expenses to average net assets prior to expense reductions	0.10%	0.10%	0.10%	0.10%	n/a
Ratio of net investment income to average net assets	5.23%	4.99%	3.27%	1.40%	1.15%
Total return	5.40%	5.13%	3.28%	1.39%	1.16%

5. SUBSEQUENT EVENTS

On February 19, 2008, an affiliate of BGFA purchased securities from the Money Market Master Portfolio for cash at $181,990,742, prices in excess of the securities’ then current fair value.

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of

Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

February 22, 2008

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), Barclays Foundry Investment Trust (“BFIT”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss, an interested Trustee of MIP, also serves as a Trustee for BGIF and iShares Trust and as a Director of iShares, Inc., and oversees 175 portfolios within the fund complex. Each other Trustee of MIP also serves as a Trustee of BGIF and oversees 24 portfolios within the fund complex. The address for each Trustee and Officer, unless otherwise noted in the tables below, is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105.

MIP’s Independent Trustees have designated Leo Soong as its Lead Independent Trustee. Additional information about the Master Portfolio’s Trustees and Officers may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee (since 2001) and Chairperson of the Board (since 2007).	Chief Executive Officer (since 2003) of iShares Intermediary Index and Market Group of BGI; Chief Executive Officer (2003-2005) of the Intermediary Investor and Exchange Traded Products Business of BGI; Director (since 2005) of Barclays Global Fund Advisors; Director, President and Chief Executive Officer (since 2005) of Barclays Global Investors International, Inc.; Director, Chairman and Chief Executive Officer (since 2005) of Barclays Global Investors Services; Chief Executive Officer (1999-2003) of the Individual Investor Business of BGI.	Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.; Trustee (since 2001) of BGIF; Trustee (since 2003) of iShares Trust; Director (since 2003) of iShares, Inc.

*H. Michael Williams, 1960	Trustee and President (since 2007).	Head (since 2006) of Global Index and Markets Group of BGI; Global Head (2002-2006) of Securities Lending of BGI.	Trustee (since 2007) of BFIT and BGIF; Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

*	Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolio and BGI, the parent company of BGFA and the administrator of the Master Portfolio. “Interested Trustee” has the same meaning as “interested person” (as defined in the 1940 Act).

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Mary G. F. Bitterman, 1944	Trustee (since 2001) and Chairperson of the Nominating and Governance Committee (since 2006).	President (since 2004) and Director (since 2002) of the Bernard Osher Foundation; Director (2003-2004) of Osher Lifelong Learning Institutes; President and Chief Executive Officer (2002-2003) of The James Irvine Foundation.	Trustee (since 2001) of BGIF; Director (since 1984) and Lead Independent Director (since 2000) of the Bank of Hawaii; Director (since 2002) and Chairman (since 2005) of the Board of PBS (Public Broadcasting Service).

A. John Gambs, 1945	Trustee and Chairperson of the Audit Committee (since 2006).	Retired.	Trustee (since 2006) of BGIF.

Hayne E. Leland, 1941	Trustee (since 2007).	Professor of Finance (since 1974) at University of California, Berkeley: Haas School of Business.	Trustee (since 2007) of BGIF.

Jeffrey M. Lyons, 1955	Trustee (since 2007).	Retired (since 2006); President (2004-2006) of Active Trader Business and President (2001-2004) of Asset Management Division of Charles Schwab & Co.	Trustee (since 2007) of BGIF.

Wendy Paskin-Jordan, 1956	Trustee (since 2006).

Managing Partner (since 1999) of Paskin & Kahr Capital Management; Registered Representative (since 2005) of ThinkEquity Partners (broker-dealer); Registered Representative (1999-2005) of ePlanning

Securities, Inc. (broker-dealer).

Trustee (since 2006) of BGIF; Director (since 2001) of the California State Automobile Association; Director (since 2001) of Maier Siebel Baber.

Leo Soong, 1946	Trustee (since 2000) and Lead Independent Trustee (since 2006).	President (since 2002) of Trinity Products LLC/IQ Organics LLC (healthy beverage companies); Managing Director (since 1989) of CG Roxane LLC (water company).	Trustee (since 2000) of BGIF; Vice Chairman (since 2005) of the California Pacific Medical Center; Director (since 1990) of the California State Automobile Association; Director (since 2002) of the American Automobile Association.

MONEY MARKET MASTER PORTFOLIO

TRUSTEE AND OFFICER INFORMATION (Unaudited) (continued)

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past Five Years	Other Directorships Held
Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director (since 2007) of Mutual Fund Operations of BGI; President (2003-2007) of Van Kampen Investors Services; Managing Director (2002-2007) of Morgan Stanley; President (2002-2007) of Morgan Stanley Trust, FSB.	None.

Eilleen M. Clavere, 1952	Secretary (since 2007).	Head (since 2006) of Legal Administration of Intermediary Investor Business of BGI; Legal Counsel and Vice President (2005-2006) of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc.; Counsel (2001-2005) of Kirkpatrick & Lockhart LLP.	None.

Stephen Monroe, 1960	Executive Vice President (since 2007).	Global Head (since 2006) of Cash Management of BGI; Managing Director (1997-2006) of National Sales Manager, JP Morgan Securities, Inc.	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel (since 2004) of BGI; First Vice President (1993-2004) of Merrill Lynch Investment Managers.	None.

David Lonergan, 1970	Vice President (since 2007).	Head (since 2002) of U.S. Cash Management of BGI; U.S. Liquidity Manager (2000-2002) of BGI.	None.

Alan Mason, 1960	Vice President (since 2007).	Head (since 2006) of Allocations and Solutions of BGI; Investment Strategist (2000-2006) of BGI.	None.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendment to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when requested by telephone at (888) 215-5506 or by email at service@paypal.com.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that its one audit committee financial expert, Richard D. Kernan, is “independent” for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Fiscal Year Ended Dec. 31, 2006	Fiscal Year Ended Dec. 31, 2007
Audit fees	$14,500	$15,225
Audit related fees	0	0
Tax fees	5,900	6,195
All other fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services performed for the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not the adviser to the master portfolio) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and its affiliates is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-audit related fees	Fiscal Year Ended Dec. 31, 2006	Fiscal Year Ended Dec. 31, 2007
Registrant	$0	$0
Registrant’s investment adviser and Its affiliates	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated. Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b) There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) A copy of the registrant’s Code of Ethics was filed as Exhibit 99.CODE ETH to its Form N-CSR filed on March 22, 2005, and is incorporated herein by reference.

(a) (2) Section 302 Certification letters are attached as Exhibit 99.CERT hereto.

(b) Section 906 Certifications are attached as Exhibit 99.906.CERT hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John Story
John T. Story, President

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Story
John T. Story, President

Date:	February 28, 2008

By:	/s/ Edward Banas
Edward Banas, Principal Financial Officer

Date:	February 28, 2008